Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Schedule of Goodwill [Table Text Block]
The following table summarizes the Company's goodwill activity by segment for the years ended December 31, 2016 and 2015 (in thousands):

	North America	International	Consolidated
Balance as of December 31, 2014	116,718	109,878	226,596
Goodwill related to acquisitions	62,029	949	62,978
Goodwill related to disposition	—	(975)	(975)
Foreign currency translation	(1)	(10,443)	(10,444)
Balance as of December 31, 2015	$178,746	$99,409	$278,155
Goodwill related to acquisitions	1,199	—	1,199
Goodwill related to dispositions	(1,260)	(324)	(1,584)
Foreign currency translation	—	(3,219)	(3,219)
Balance as of December 31, 2016	$178,685	$95,866	$274,551

Schedule of Finite-Lived Intangible Assets [Table Text Block]
The following tables summarize the Company's intangible assets (in thousands):

	December 31, 2016
Asset Category	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer relationships	$59,340	$40,002	$19,338
Merchant relationships	12,015	8,475	3,540
Trade names	11,534	8,004	3,530
Developed technology	38,388	30,197	8,191
Brand relationships	7,960	4,665	3,295
Patents	17,259	14,020	3,239
Other intangible assets	6,084	4,302	1,782
Total	$152,580	$109,665	$42,915

	December 31, 2015
Asset Category	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer relationships	$43,964	$35,485	$8,479
Merchant relationships	9,559	7,975	1,584
Trade names	10,650	7,033	3,617
Developed technology	37,035	25,368	11,667
Brand relationships	7,960	3,073	4,887
Patents	15,774	11,810	3,964
Other intangible assets	4,857	2,572	2,285
Total	$129,799	$93,316	$36,483

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
s of December 31, 2016, the Company's estimated future amortization expense related to intangible assets is as follows (in thousands):

Years Ended December 31,
2017	$20,629
2018	14,668
2019	6,566
2020	898
2021	154
Thereafter	—
Total	$42,915